Accrued liabilities and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued liabilities and other current liabilities
Schedule of accrued liabilities and other current liabilities

	December 31,
	2024	2025
	US$	US$

Revenue sharing fees and content costs	82,731	83,433
Salaries and welfare	91,035	89,881
Marketing and promotion expenses	56,988	95,883
Value added taxes and other taxes payable	224,834	245,665
Bandwidth costs	20,876	13,928
Consideration received related to disposal of YY Live business (Note 3)	1,859,325	—
Payables to merchants	33,085	38,280
Dividends payable	—	26,815
Others	25,049	32,793

Total	2,393,923	626,678